Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	10,593	9,719
Common stock, shares outstanding	10,593	9,719